Employee Benefit Plan (FY)	12 Months Ended
Dec. 31, 2021
Employee Benefit Plan [Abstract]
Employee Benefit Plan
13. Employee Benefit Plan
The Company maintains a qualified 401(k) retirement plan (the “401k Plan”). All employees are eligible to participate in the 401k Plan beginning on the first day of the month following their date of hire. The 401k Plan permits eligible employees to make contributions. The Company made $967 and $559 of 401(k) matching contributions for the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, respectively, for the Successor and $406 and $528 for the period from January 1, 2020 through June 10, 2020 and for the year ended December 31, 2019, for the Predecessor, respectively.